REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET - Summary of other loss , net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUES, OTHER LOSS, NET AND OTHER INCOME (EXPENSES), NET
Share of income from an equity method investment	¥ 1,235	$ 177	¥ 668	¥ 1,689
Gross unrealized loss (including impairment) on equity investments held	0	0	(10,568)	(26,051)
Net realized gain (loss) on equity investments sold	0	0	(626)	100
Gain on disposal of a subsidiary	0	0	0	6,022
Changes in fair value of purchase consideration in a business acquisition	0	0	0	(14,433)
Changes in fair value of currency swap	(10,219)	(1,462)	(2,420)	0
Total	¥ (8,984)	$ (1,285)	¥ (12,946)	¥ (32,673)